STOCK-BASED COMPENSATION - Compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	$ 13,790	$ 30,592
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	2,454	1,772
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	14,240	22,705
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	$ (2,904)	$ 6,115